Directors' and key management remuneration	12 Months Ended
Dec. 31, 2022
Disclosure Of Directors And Key Management Remuneration [Abstract]
Directors' and key management remuneration
29     Directors’ and key management remuneration
Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the directors of the parent companies was as follows:

	2022 US$'000	2021 US$'000	2020 US$'000
Emoluments	6,726	6,568	6,686
Long-term incentive plans	4,691	1,587	8,974
	11,417	8,155	15,660
Pension contributions: defined contribution plans	10	9	29
The Group defines key management personnel as the directors and certain members of the Executive Committee. The Executive Committee includes the executive directors, product group chief executive officers and Group executives.
The aggregate remuneration including pension contributions incurred by Rio Tinto plc in respect of its directors was US$10,692,000 (2021: US$7,522,000; 2020: US$14,983,000). The aggregate pension contribution to defined contribution plans was US$10,000 (2021: US$9,000; 2020: US$29,000). The aggregate remuneration, including pension contributions and other retirement benefits, incurred by Rio Tinto Limited in respect of its directors was US$735,000 (2021: US$642,000; 2020: US$707,000). The aggregate pension contribution to defined contribution plans was US$nil (2021: US$nil; 2020: US$nil).
During 2022, no director (2021: nil; 2020: nil) accrued retirement benefits under defined benefit arrangements, and two directors (2021: two; 2020: two) accrued retirement benefits under defined contribution arrangements.
Emoluments included in the table above have been translated from local currency at the average exchange rate for the year with the exception of bonus payments, which have been translated at the year-end rate.
Aggregate compensation, representing the expense recognised, under IFRS as defined in the “Basis of preparation” section, of the Group’s key management, including directors, was as follows:

	2022 US$'000	2021 US$'000	2020 US$'000
Short-term employee benefits and costs	14,258	18,184	21,685
Post-employment benefits	174	300	369
Employment termination benefits	—	—	2,789
Share-based payments	10,846	10,303	34,954
Total	25,278	28,787	59,797
The figures shown above include employment costs which cover social security and accident premiums in Canada, the UK and payroll taxes in Australia paid by the employer as a direct additional cost of hire. In total, they amount to US$1,173,000 (2021: US$1,511,000; 2020: US$2,130,000).